Other non-financial liabilities (Tables)	12 Months Ended
Mar. 31, 2025
Categories of non-current financial liabilities [abstract]
Summary of Other non-financial liabilities

	As at March 31,
	2024	2025	2025
	(INR)	(INR)	(USD)
Non-current
Deferred government grant*	192	181	2
Provision for gratuity (refer Note 37)	266	265	3
Others	174	676	8
	632	1,122	13

Current
Deferred government grant*	11	11	0
Provision for gratuity (refer Note 37)	33	50	1
Provision for compensated absences	304	271	3
Advance from customers	—	1,240	15
Statutory dues payable	4,322	4,424	52
	4,670	5,996	70

*Movement in the deferred government grant is as below:

Opening balance	214	203	2
Released to the statement of profit or loss	(11)	(11)	(0)
Total	203	192	3